TAXATION - Movement of Valuation Allowance (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement of Valuation Allowance
Balance at beginning of the year	$ 23,249	$ 13,514	$ 9,050
Additions	30,188	9,735	4,464
Reversals	(16)
Balance at end of the year	$ 53,421	$ 23,249	$ 13,514